TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses,

Summary Prospectuses and Statements of Additional Information, as supplemented

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Transamerica Balanced II

Transamerica Multi-Managed Balanced

Effective immediately, the following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica Balanced II relating to J.P. Morgan Investment Management Inc. under the section entitled “Management”:

Management:

Investment Manager: Transamerica Asset Management, Inc.

Sub-Adviser: J.P. Morgan Investment Management Inc.

Portfolio Managers:
Tim Snyder, CFA	Portfolio Manager	since 2016[3]
Raffaele Zingone, CFA	Portfolio Manager	since 2016[4]

3 Portfolio Manager of the predecessor fund since 2013

4 Portfolio Manager of the predecessor fund since 2010

Effective immediately, the following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica Multi-Managed Balanced relating to J.P. Morgan Investment Management Inc. under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: J.P. Morgan Investment Management Inc.
Portfolio Managers:
Tim Snyder, CFA	Portfolio Manager	since 2013
Raffaele Zingone, CFA	Portfolio Manager	since 2011

Effective immediately, the following replaces the information in the Prospectus for Transamerica Balanced II relating to J.P. Morgan Investment Management Inc. under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica Balanced II

Name	Sub-Adviser	Positions Over Past Five Years
Tim Snyder, CFA	J.P. Morgan Investment Management Inc.	Portfolio Manager of the portfolio since 2016; Portfolio Manager of the predecessor fund since 2013; Employee of J.P. Morgan Investment Management Inc. since 2003; Executive Director; Portfolio Manager on the U.S. Disciplined Equity Team; Specialties include Research Enhanced Index (REI) strategies

Raffaele Zingone, CFA	J.P. Morgan Investment Management Inc.	Portfolio Manager of the portfolio since 2016; Portfolio Manager of the predecessor fund since 2010; Employee of J.P. Morgan Investment Management Inc. since 1991; Managing Director; Portfolio Manager on the U.S. Disciplined Equity Team; Specialties include Research Enhanced Index (REI) strategies

Effective immediately, the following replaces the information in the Prospectus for Transamerica Multi-Managed Balanced relating to J.P. Morgan Investment Management Inc. under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica Multi-Managed Balanced

Name	Sub-Adviser	Positions Over Past Five Years
Tim Snyder, CFA	J.P. Morgan Investment Management Inc.	Portfolio Manager of the portfolio since 2013; Employee of J.P. Morgan Investment Management Inc. since 2003; Executive Director; Portfolio Manager on the U.S. Disciplined Equity Team; Specialties include Research Enhanced Index (REI) strategies

Raffaele Zingone, CFA	J.P. Morgan Investment Management Inc.	Portfolio Manager of the portfolio since 2011; Employee of J.P. Morgan Investment Management Inc. since 1991; Managing Director; Portfolio Manager on the U.S. Disciplined Equity Team; Specialties include Research Enhanced Index (REI) strategies

Effective immediately, the following replaces the information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – J.P. Morgan Investment Management Inc. (“JP Morgan”)”:

Transamerica Balanced II

	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts[1]
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Tim Snyder, CFA	8	$8.59 billion	10	$3.50 billion	11	$8.40 billion
Raffaele Zingone, CFA	12	$9.54 billion	9	$2.92 billion	11	$8.40 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Tim Snyder, CFA	0	$0	0	$0	0	$0
Raffaele Zingone, CFA	0	$0	0	$0	0	$0

[1]	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

Transamerica Multi-Managed Balanced

	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts[1]
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Tim Snyder, CFA	8	$8.05 billion	10	$3.50 billion	11	$8.40 billion
Raffaele Zingone, CFA	12	$9.00 billion	9	$2.92 billion	11	$8.40 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Tim Snyder, CFA	0	$0	0	$0	0	$0
Raffaele Zingone, CFA	0	$0	0	$0	0	$0

[1]	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

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Investors Should Retain this Supplement for Future Reference

January 22, 2021